QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law Group TM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2014

ITEM 1. SCHEDULE OF INVESTMENTS

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2014
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	COMMON STOCK	98.88%

	AUSTRALIA	5.10%
1,224,801	Arrium Ltd		$250,477
253,644	Genworth Mortgage Insurance		747,810
147,736	Insurance Australia Group		801,893
90,643	Newcrest Mining LTD*		798,629
78,717	Sims Metal Management LTD*		712,334

			3,311,143

	AUSTRIA	1.01%
22,713	OMV AG		656,999

	BELGIUM	1.41%
50,465	Delhaize Group Spon ADR		917,454

	BERMUDA	1.40%
14,549	Jardine Matheson Holdings LTD		905,384

	CANADA	7.74%
29,873	Alimentation Couche-Tard		1,058,585
20,098	Canadian Natural Resources		668,861
26,165	Emera Inc.		902,005
23,742	Genworth MI Canada Inc.		857,737
18,906	Home Capital Group Inc.		862,672
21,277	Suncor Energy Inc. NEW		672,140

			5,022,000

	CAYMAN ISLANDS	1.29%
1,219,274	China Resources Cement		839,502

	DENMARK	1.31%
26,386	Topdanmark A/S*		851,119

	FINLAND	1.38%
101,155	Stora Enso OYJ-R SHS		896,299

	FRANCE	7.64%
35,000	AXA SA		845,057
7,615	Pernod Ricard SA		902,587
60,740	Peugeot SA*		778,023
17,879	Rallye SA		696,046
8,996	Sodexo		907,524
15,597	Thales SA		827,646

			4,956,883

	GERMANY	8.09%
4,026	Continental AG		847,139
16,482	Fresennius SE & Co KGAA		893,568
4,415	Muenchener Rueckver AG-R		909,500
9,377	Porsche Automobile Holding-P		816,753
33,536	Software AG		890,201
20,200	United Internet AG-REG S		889,902

			5,247,063

	GREECE	1.08%
113,731	Hellenic Telecom Organization Sa Spon ADR*		702,858

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2014
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	GREAT BRITAIN	13.94%
200,025	Beazley PLC		$849,508
21,697	Berkeley Group Holdings		870,921
44,197	Capita Group PLC		739,486
154,880	Carillion PLC		841,838
53,725	Compass Group OLC		915,707
268,677	Itv PLC*		899,919
156,788	Lloyds Banking Group PLC*		572,531
112,468	Meggitt PLC		782,372
3,914	Shire PLC		884,607
174,035	TalkTalk Telecom Group		836,030
61,900	John Wood Group PLC		849,889

			9,042,808

	HONG KONG	5.32%
491,100	Dah Sing Banking Group LTD		857,369
102,475	Galaxy Entertainment Group		702,924
737,801	Guangdong Investment LTD		1,017,893
91,736	Power Assets Holdings LTD		875,878

			3,454,064

	IRELAND	1.58%
5,779	Jazz Pharmaceuticals PLC*		1,023,403

	ITALY	2.56%
36,315	GTECH SAP		832,323
288,796	Unipolsai SPA		826,038

			1,658,361

	JAPAN	16.09%
64,000	Astellas Pharma Inc.		920,216
48,400	Daiichi Sankyo Co. LTD		713,240
122,856	Fujitsu LTD		701,724
23,400	Japan Petroleum ExplorationiTobacco Inc.		720,409
145,700	Mitsubishi UFJ Financial Group Inc.		842,390
237,457	NEC Corp.		746,053
43,900	NH Foods LTD		881,180
56,600	Orix Corp.		746,355
156,900	Resona Holdings Inc.		846,879
24,601	Softbank Corp-Unspon ADR		819,951
197,800	Sumitomo Mitsui Trust Holdilngs		822,056
100,367	Sumitomo Mitsui-Spons ADR		758,775
19,300	West Japan Railway Co.		921,107

			10,440,335

	LUXEMBOURG	0.78%
9,671	Altisource Portfolio Solutions SA*		505,600

	NETHERLANDS	3.62%
5,764	Core Laboratories N.V.		742,576
8,353	Lyondellbasell Indu-CLASS A		658,718
19,119	Sensata Technologies Holding*		947,729

			2,349,023

	NEW ZEALAND	1.43%
486,773	Air New Zealand LTD		926,888

	NORWAY	1.33%
146,964	Norsk Hydro ASA		861,238

	SPAIN	2.46%
20,436	ACS Actividades Cons Y S		722,145
70,872	Mediaset Espana Communicacion, SA*		870,611

			1,592,756

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2014
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	SWEDEN	2.77%
17,066	Axfood AB		$1,009,186
110,628	Teliasonera AB		789,183

			1,798,369

	SWITZERLAND	5.13%
11735	Adecco SA-REG		824,159
8876	Aryzta AG		708,353
9,105	Novartis AG-ADR		879,998
10,731	Swiss Re Ltd-Spon ADR		916,856

			3,329,366

	UNITED STATES	4.40%
24,050	Ishares MSCI EAFE ETF		1,538,959
26,700	Vanguard FTSE All-World EX-U		1,313,106

			2,852,065

	TOTAL COMMON STOCKS
	(Cost: $65,564,785)	98.88%	64,140,980

	TOTAL INVESTMENTS	98.88%	64,140,980
	Other assets, net of liabilities	1.12%	728,651

	NET ASSSETS	100.00%	$64,869,631

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

GDR - Security represented is held by the custodian bank in the form of Global Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fiar value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2014:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	64,140,980	$0	$0	$64,140,980
Preferred Stocks	0	0	0	0
Preferred Stocks	0	0	0	0

	$64,140,980	$0	$0	$64,140,980

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

At November 30, 2014, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $68.381,721 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized apprection	$4,533,967
Gross unrealized depreciation	(8,399,981)

Net unrealized appreciation (depreciation)	($3,866,014)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: January 27, 2015

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: January 27, 2015